Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 33,443
2027	30,544
2028	27,777
2029	22,080
2030	21,395
2030 and thereafter	189,411
Expected amortization	$ 324,650